UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$4,213,402

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,092,080

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	557,335

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,100,000	2,288,160

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,457,001
5s, 10/1/34	BBB	700,000	763,511

			10,371,489
Mississippi (0.5%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.02s, 6/1/23	P-1	4,950,000	4,950,000

			4,950,000
Missouri (0.3%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.02s, 9/1/30	VMIG1	3,200,000	3,200,000

			3,200,000
New York (94.1%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	A+	4,110,000	4,682,975

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB	700,000	703,682
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	A+	1,000,000	1,110,800
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB	1,800,000	1,808,226
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	A+	2,100,000	2,294,586
(St. Peter's Hosp.), Ser. A, 5 1/4s, 11/15/27	A+	3,000,000	3,280,890
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,138,000

Battery Park, Rev. Bonds, Ser. A, 5s, 11/1/30	Aaa	5,235,000	6,220,018

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,264,260

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	740,089

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5s, 1/1/25	A+	400,000	484,008
5s, 1/1/24	A+	250,000	301,460

Build NY City Resource Corp. Rev. Bonds
(Queens College), Ser. A, 5s, 6/1/38(FWC)	Aa2	2,850,000	3,235,434
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	1,978,400
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	513,665
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,895,051

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA	1,000,000	1,079,010

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,377,640

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	BBB+	1,300,000	1,300,403
Ser. A, 5s, 11/1/29	BBB+	3,250,000	3,251,658

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,953,980

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa2	5,000,000	5,747,800
5 3/4s, 5/1/25	Aa2	10,330,000	11,995,093

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	Baa2	1,065,000	1,066,736

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5 1/4s, 9/1/44	A	2,000,000	2,277,920
5s, 9/1/32	A	2,000,000	2,267,160

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,765,125
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,620,330
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,234,390
(Hofstra U.), 5s, 7/1/28	A	650,000	727,961

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35 (Prerefunded 10/1/15)	A	1,500,000	1,578,285

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,466,980
AMBAC, 5s, 2/15/47	A2	2,500,000	2,615,875

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A-	4,010,000	4,952,270

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	1,000,000	1,151,920

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A-	3,500,000	4,078,935
Ser. C, CIFG, 5 1/4s, 9/1/29	Baa1	3,600,000	4,439,376
Ser. C, 5s, 9/1/35	A-	2,380,000	2,506,783
AGM, zero %, 6/1/28	AA	2,510,000	1,535,166

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	AA-	6,000,000	6,609,300
Ser. D, 5s, 11/15/38	AA-	4,070,000	4,542,975
Ser. A, 5s, 11/15/37	AA-	15,000,000	15,987,750
Ser. D, 5s, 11/15/29	AA-	6,000,000	6,884,880
Ser. D-1, 5s, 11/1/28	AA-	2,500,000	2,890,675
Ser. A, NATL, 5s, 11/15/26	AA-	5,000,000	5,589,100
Ser. A, 5s, 11/15/22	AA-	6,000,000	6,565,680

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,308,690
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,830,776
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,269,730

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	16,688,400

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	507,613

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/37	A-	2,000,000	2,171,300
(U. of Rochester), Ser. B, 5s, 7/1/33	Aa3	2,795,000	3,216,123
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/32	A-	1,250,000	1,378,463
(U. of Rochester), Ser. B, 5s, 7/1/32	Aa3	3,040,000	3,510,774
(St. John Fisher College), Ser. A, 5s, 6/1/29	BBB+	800,000	884,368

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,390,979

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,800,220

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	500,000	525,050
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa2	1,000,000	1,068,640
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	625,000	679,038
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/32	Baa1	1,000,000	1,092,430

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	6,250,630

New York, G.O. Bonds, Ser. 1-I, 5s, 3/1/36	Aa2	5,000,000	5,692,200

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,061,960
5s, 5/1/35	BBB+	1,670,000	1,796,252
5s, 5/1/30	BBB+	2,230,000	2,451,328

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	AA	1,490,000	1,513,333
5s, 6/15/23	AA	3,965,000	4,067,178

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,516,444

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. A
5s, 4/1/28	Baa1	2,560,000	2,901,248
5s, 4/1/27	Baa1	875,000	990,106

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	5,000,000	5,613,200
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,706,700
Ser. C, AGM, U.S. Govt. Coll., 5s, 1/1/23 (Prerefunded 1/1/17)	Aa2	10,000,000	10,936,300
Ser. N, 5s, 8/1/20	Aa2	240,000	250,291
Ser. N, U.S. Govt. Coll., 5s, 8/1/20 (Prerefunded 8/1/15)	Aa2	760,000	793,516
Ser. M, 5s, 4/1/20	Aa2	1,600,000	1,643,456
Ser. M, U.S. Govt. Coll., 5s, 4/1/20 (Prerefunded 4/1/15)	AAA/P	15,000	15,420

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,357,656

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa2	5,000,000	5,585,850
5s, 1/15/25	Aa2	3,000,000	3,367,290

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.03s, 11/1/22	VMIG1	10,785,000	10,785,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,848,425
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,966,130

NY City, Cultural Resource VRDN
(Lincoln Ctr.), Ser. A-1, 0.04s, 12/1/35 (JPMorgan Chase Bank, N.A. )	VMIG1	6,875,000	6,875,000
(Lincoln Ctr. Perform Arts), Ser. A-2, 0.03s, 12/1/35 (Bank of New York Mellon)	VMIG1	7,950,000	7,950,000

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,756,321
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA	1,200,000	1,235,820
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA	1,675,000	1,717,445
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	4,161,320

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B/P	2,600,000	2,612,220
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,216,170
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,740,590

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB-	1,500,000	1,617,615

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,545,000
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,000,850
(Horace Mann School), NATL, 5s, 7/1/28	AA-	7,000,000	7,006,580

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,776,930

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	2,050,021

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,255,500
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,779,340
5s, 6/15/46	AA+	2,500,000	2,791,275
Ser. GG, 5s, 6/15/43	AA+	4,760,000	5,238,713
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,186,540
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,612,450

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	8,421,000
Ser. A-1, 5s, 11/1/38	AAA	2,500,000	2,841,925
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,764,900
Ser. B-1, 5s, 11/1/30	AAA	3,000,000	3,535,560

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/37	Aa2	7,500,000	8,415,150
Ser. S-1, NATL, 5s, 7/15/31	Aa2	10,500,000	11,419,380
Ser. S-5, 5s, 1/15/30	Aa2	3,375,000	3,782,498

NY City, Trust for Cultural Resource Rev. Bonds (Wildlife Conservation Society), Ser. A
5s, 8/1/42	Aa3	1,915,000	2,130,055
5s, 8/1/38	Aa3	1,250,000	1,396,463

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,213,020

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	5,000,000	5,000,050

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,301,625

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	5,860,465

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,258,260

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,724,955
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa2	8,950,000	9,863,079
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,081,050
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	8,215,000	9,113,146
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa2	7,080,000	7,551,670
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,347,820
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,153,275
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	12,521,430
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,034,270
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,206,620
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,412,800
(St. Joseph College), 5 1/4s, 7/1/35	Baa3	2,000,000	2,071,840
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,107,700
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,001,975
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,089,380
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	15,942,600
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,363,420
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA	3,380,000	3,767,923
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,234,060
(Mental Hlth. Svcs.), Ser. E, NATL, 5s, 2/15/35	Aa2	2,090,000	2,123,022
(Mental Hlth. Svcs.), Ser. E, NATL, 5s, 2/15/35 (Prerefunded 2/15/15)	Aa2	420,000	429,143
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,935,666
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,015,420
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,585,970
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA	2,000,000	2,243,980
(Montefiore Hosp.), FHA Insd., NATL, 5s, 8/1/29	AA-	4,000,000	4,058,840
(NYU), Ser. A, NATL, 5s, 7/1/29	Aa3	6,705,000	6,725,517
Ser. A, NATL, 5s, 10/1/25	AA-	750,000	812,100
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,924,442
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,309,800

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	7,882,875
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,085,000	3,350,989
(Teachers College), 5s, 7/1/42	A1	3,000,000	3,258,480
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,262,498
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	6,153,735
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,059,953
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,292,800
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,644,880
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	1,961,313
(The New School), 5s, 7/1/31	A3	5,000,000	5,502,600
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,087,570
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,371,195
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,103,290
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,067,770
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,111,980
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,784,724
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,074,260
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,148,300
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	AA-	3,935,000	4,313,311
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,087,440

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5 1/2s, 7/1/33	Baa2	735,000	822,634
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	2,208,020
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	379,659

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,831,850
Ser. C, 5s, 3/15/41	AAA	10,000,000	11,109,100
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,513,200
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,749,403

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. D, 5s, 2/15/37	AAA	3,070,000	3,448,685

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(City U.), Ser. B, 5s, 7/1/26	AA	5,000,000	5,632,150
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,376,920

NY State Dorm. Auth. Supported Debt Rev. Bonds
(State U. of NY), Ser. A, 5s, 7/1/42	Aa2	2,000,000	2,234,160
(State U. of NY), Ser. A, 5s, 7/1/41	Aa2	5,250,000	5,855,693
(Mental Hlth. Svcs. Facs. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA	675,000	688,183
(Mental Hlth. Svcs. Facs. Impt.), Ser. B, AMBAC, 5s, 2/15/30 (Prerefunded 2/15/15)	AAA/P	8,990,000	9,183,645

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	12,400,000	12,436,828

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,302,500
(NY City Muni. Wtr. Fin. 2nd Resolution), 5s, 6/15/29	Aaa	3,290,000	3,300,067
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,838,125
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,456,950
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,310,350

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds, Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,351,900

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,942,070
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,726,750

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,051,840
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,317,160
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	10,000,000	11,037,300
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,790,525

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,242,000

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A2	3,790,000	3,839,384
Ser. F, AMBAC, U.S. Govt. Coll., 5s, 1/1/30 (Prerefunded 1/1/15)	A2	7,950,000	8,075,769
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,421,170
Ser. H, NATL, 5s, 1/1/28	AA-	1,235,000	1,366,602
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,585,520
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,394,960

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA	9,500,000	11,031,020
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa2	1,685,000	1,906,510
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa2	740,000	752,928
(Syracuse U.), 5 1/2s, 1/1/15	Aa2	445,000	452,774
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	10,043,910
(State Personal Income Tax), Ser. A-1, 5s, 3/15/30	AAA	5,000,000	5,800,750
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,770,000
Ser. B, 5s, 1/1/27	AA	7,000,000	7,849,030

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	1,000,550

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5s, 12/1/36	Aa3	2,000,000	2,225,500
5s, 12/1/31	Aa3	2,000,000	2,315,420

Onondaga Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,157,205
(St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	2,315,000	2,389,126
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba2	1,000,000	1,005,080
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,762,056

Port Auth. NY & NJ Rev. Bonds, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,337,960

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	4,016,180

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,485,000	2,484,975

Port Auth. of NY & NJ, Consolidated Rev. Bonds, Ser. 185th, 5s, 9/1/30	Aa3	2,000,000	2,292,880

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,057,336
5s, 6/1/20	A-/P	1,150,000	1,180,993
5s, 6/1/19	A-/P	1,345,000	1,388,860
5s, 6/1/18	A-/P	1,180,000	1,224,191

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/24	AA	1,600,000	1,897,472

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL, 5s, 10/15/26	AAA	5,000,000	5,027,250

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,568,925
5 1/8s, 12/1/27	A-	1,000,000	1,054,040

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,844,173

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,110,730

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,171,632

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,872,833

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,354,789

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	1,860,000	1,860,670

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	420,000	420,252
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,050,718
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,349,665

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,007,390
4 5/8s, 11/1/16	BBB-	1,000,000	1,045,850

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B/P	2,800,000	2,799,608
7 3/8s, 3/1/21	B/P	620,000	620,099

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.02s, 12/1/37	VMIG1	8,535,000	8,535,000
Ser. A-1, 0.02s, 7/1/37	VMIG1	5,860,000	5,860,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	2,906,820

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/22	AA	1,500,000	1,672,230

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,096,590

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/39	Aa3	3,500,000	3,996,405
Ser. A, 5s, 11/15/36	Aa3	1,000,000	1,137,340
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,672,100
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,102,850
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	1,980,030
Ser. A, zero %, 11/15/30	A1	7,000,000	3,822,700

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	5,000,000	5,464,000

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,839,165

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,022,113
(Guiding Eyes for the Blind), 5 3/8s, 8/1/24	A-	845,000	862,652

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,628,281

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	2,000,500
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,773,050

			1,003,578,362
Puerto Rico (2.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Ba1	3,750,000	3,437,625

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	BB-	4,345,000	3,399,137

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/20	AA-	365,000	374,096
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	A3	635,000	783,736
NATL, 5 1/2s, 7/1/19	AA-	540,000	552,571
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	A3	2,460,000	2,980,142
5s, 7/1/35	B	2,105,000	1,433,463

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	B	750,000	513,525

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	BB	3,425,000	2,740,137
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	BB	2,250,000	1,777,658

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	BBB-	1,050,000	849,051
Ser. C, 5 1/4s, 8/1/41	BBB-	3,000,000	2,346,600
Ser. C, 5 1/4s, 8/1/40	BBB	2,250,000	1,919,588
Ser. A, AMBAC, zero %, 8/1/47	BBB	23,500,000	2,809,190
Ser. A, NATL, zero %, 8/1/43	AA-	8,000,000	1,280,320

			27,196,839
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,342,930
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,487,160
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,204,228

			9,034,318

Total municipal bonds and notes (cost $991,536,128)			$1,058,331,008

UNITIZED TRUST (0.2%)(a)
		Shares	Value

CMS Liquidating Trust 144A(NON)		600	$2,011,200

Total unitized trust (cost $1,816,443)			$2,011,200

TOTAL INVESTMENTS

Total investments (cost $993,352,571)(b)			$1,060,342,208

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,066,825,589.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $993,994,300, resulting in gross unrealized appreciation and depreciation of $73,520,030 and $7,172,122, respectively, or net unrealized appreciation of $66,347,908.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.5%
	Tax bonds	13.7
	Utilities	11.5
	Healthcare	10.5
	State debt	10.1

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,058,331,008	$—
Unitized trust	—	2,011,200	—

Totals by level	$—	$1,060,342,208	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014